Property and Equipment (Tables)	12 Months Ended
Mar. 31, 2017
Property and Equipment [Abstract]
Schedule of property plant and equipment
	March 31, 2017	March 31, 2016
Production equipment	$51,304	$51,304
Computer equipment	42,078	23,125
Total property and equipment	93,382	74,429

Accumulated depreciation	(35,975)	(11,860)
Property and equipment, net	$57,407	$62,569